Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12. Commitments and Contingencies
Operating Leases
The Company leases office space in Sao Paulo, Brazil and Berlin, Germany; and the following states: Arizona, California, Florida, Georgia, Maryland, Massachusetts, New York, North Carolina, Oklahoma, Pennsylvania, Tennessee, and Washington under noncancelable operating leases expiring at various dates through July 2024. Total rent expense was $6.2 million, $6.4 million, and $8.8 million during the years ended December 31, 2021, 2020 and 2019, respectively.
The following is a schedule of future minimum lease payments under the operating leases (in thousands):

Year ending December 31:
2022	$4,417
2023	1,785
2024	418
2025	—
2026	—
Thereafter	—

$6,620

The Company is the lessor in three
non-cancelable
sub-lease
agreements with two companies for the Franklin, Tennessee office space and one company for CareLinx office space in California. The total future minimum rental payments to be received as of December 31, 2021 is $3.1 million.
Purchase Commitments
The following is a schedule of future
non-cancellable
purchase obligations with certain service providers as follows (in thousands):

Year ending December 31:
2022	$9,725
2023	8,280
2024	2,558
2025	1,500
2026	1,500
Thereafter	6,500

$30,063

Letters of Credit
As of December 31, 2021, the Company had outstanding letters of credit totaling $8.9 million issued in connection with routine business requirements.
Legal Matters
From time to time, the Company is subject to litigation in the normal course of business. The Company is of the opinion that, based on the information presently available, the resolution of any such legal matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows. The Company has accrued for losses that are both probable and estimable. The Company believes that no amount of losses in excess of amounts accrued are reasonably possible.
As of December 31, 2021, the Company has accrued for $8.3 million of estimated contingent liabilities in connection with legal matters related to a sponsorship agreement and a prior acquisition.
We are also party to investigations and legal disputes and losses related to certain matters that are reasonably possible, but at this time, we cannot estimate a loss or range of losses.